RiverPark Large Growth Fund December 31, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.3%**
Communication Services – 15.7%
Activision Blizzard	14,812	$880
Alphabet, Cl A *	1,017	1,362
Alphabet, Cl C *	1,017	1,360
Facebook, Cl A *	10,125	2,078
Twitter *	34,543	1,107
Walt Disney	12,815	1,854
		8,641
Consumer Discretionary – 15.6%
adidas ADR	6,262	1,019
Amazon.com *	1,530	2,827
Booking Holdings *	356	731
Five Below *	10,102	1,292
NIKE, Cl B	16,334	1,655
Ulta Beauty *	4,358	1,103
		8,627
Energy – 1.2%
EOG Resources	8,024	672

Financials – 6.8%
Blackstone Group, Cl A (a)	49,323	2,759
CME Group, Cl A	4,809	965
		3,724
Health Care – 14.1%
Exact Sciences *	14,339	1,326
Illumina *	4,203	1,394
Intuitive Surgical *	2,148	1,270
IQVIA Holdings *	7,647	1,182
SmileDirectClub, Cl A *	110,078	962
UnitedHealth Group	5,554	1,633
		7,767
Industrials – 3.6%
CoStar Group *	1,014	607
Northrop Grumman	4,032	1,387
		1,994
Information Technology – 37.6%
Adobe *	5,533	1,825
Apple	5,882	1,727
Autodesk *	10,496	1,926
Mastercard, Cl A	5,548	1,657
Microsoft	19,665	3,101
Palo Alto Networks *	8,469	1,958
PayPal Holdings *	13,098	1,417
salesforce.com *	13,402	2,180
ServiceNow *	6,086	1,718
Teradata *	22,570	604
Twilio, Cl A *	10,930	1,074
Visa, Cl A	8,224	1,545
		20,732
Real Estate – 3.7%
American Tower REIT, Cl A	4,107	944
Equinix REIT	1,921	1,121
		2,065
Total Common Stock
(Cost $35,275) (000)		54,222

Total Investments — 98.3%
(Cost $35,275) (000)		$54,222

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $55,133 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At December 31, 2019, these securities amounted to $2,759 (000) or 5.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800

RiverPark/Wedgewood Fund December 31, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.2%**
Communication Services – 21.4%
Alphabet, Cl A *	6,462	$8,655
Electronic Arts *	47,300	5,085
Facebook, Cl A *	43,055	8,837
		22,577
Consumer Discretionary – 19.1%
Booking Holdings *	3,518	7,225
Ross Stores	27,160	3,162
Starbucks	50,990	4,483
Tractor Supply	56,181	5,250
		20,120
Financials – 2.5%
S&P Global	9,650	2,635

Health Care – 14.4%
Alcon *	52,756	2,984
Bristol-Myers Squibb	44,284	2,843
Edwards Lifesciences *	39,895	9,307
		15,134
Industrials – 6.7%
Copart *	23,250	2,114
Fastenal	133,315	4,926
		7,040
Information Technology – 34.1%
Apple	32,192	9,453
CDW	23,190	3,312
FleetCor Technologies *	6,985	2,010
Motorola Solutions	25,070	4,040
NVIDIA	19,233	4,526
PayPal Holdings *	43,615	4,718
Visa, Cl A	42,045	7,900
		35,959
Total Common Stock
(Cost $70,836) (000)		103,465

Rights — 0.1%
Health Care – 0.1%
Celegene CVR *	29,684	89

Total Rights
(Cost $63) (000)		89

Total Investments — 98.3%
(Cost $70,899) (000)		$103,554

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $105,340 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

CVR — Contingent Value Right

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800

RiverPark Short Term High Yield Fund December 31, 2019 (Unaudited)

Description		Face Amount (000)†	Value (000)
Schedule of Investments
Corporate Obligations — 49.6%
Communication Services – 14.7%
CenturyLink
5.625%, 04/01/20		8,866	$8,932
Inmarsat Finance
4.875%, 05/15/22 (a)		26,095	26,470
Lee Enterprises
9.500%, 03/15/22 (a)		13,770	12,845
Linkem
7.000%, VAR Euribor 3 Month+7.000%, 08/09/22 (a)	EUR	21,306	23,909
Qwest
7.125%, 11/15/43		1,137	1,158
6.875%, 09/15/33		1,371	1,379
Sprint Communications
7.000%, 03/01/20 (a)		33,162	33,378
TEGNA
5.125%, 07/15/20		975	978
			109,049
Consumer Discretionary – 12.2%
Aramark Services
5.125%, 01/15/24		9,732	10,007
Fiat Chrysler Automobiles
4.500%, 04/15/20		10,932	11,019
Lennar
6.625%, 05/01/20		14,253	14,490
LKQ
4.750%, 05/15/23		6,585	6,693
Nissan Motor Acceptance
2.250%, 01/13/20 (a)		5,210	5,210
Reynolds Group Issuer
5.750%, 10/15/20		22,262	22,318
WestJet Airlines
3.500%, 06/16/21 (a)		20,175	20,497
			90,234
Energy – 2.2%
Pacific Gas & Electric
3.500%, 10/01/20 (b)		15,968	16,026

Financials – 3.0%
Credit Acceptance
6.125%, 02/15/21		542	543
istar
6.000%, 04/01/22		21,445	22,094
			22,637
Health Care – 0.3%
Kinetic Concepts
12.500%, 11/01/21 (a)		1,890	1,950

Industrials – 9.2%
American Airlines Group
4.625%, 03/01/20 (a)		15,312	15,362
Briggs & Stratton
6.875%, 12/15/20		8,667	8,606
HC2 Holdings
11.500%, 12/01/21 (a)		3,709	3,459
Icahn Enterprises
5.875%, 02/01/22		5,674	5,691
Moog
5.250%, 12/01/22 (a)		6,468	6,573
Nielsen Finance
4.500%, 10/01/20		28,136	28,206
			67,897
Information Technology – 2.9%
Anixter
5.125%, 10/01/21		4,058	4,224
Dell International
5.875%, 06/15/21 (a)		16,740	17,022
			21,246
Materials – 3.2%
Ball
4.375%, 12/15/20		5,020	5,137
Steel Dynamics
5.125%, 10/01/21		18,609	18,620
			23,757
Technology – 0.1%
Xerox
2.800%, 05/15/20		864	866

Utilities – 1.8%
Calpine
6.000%, 01/15/22 (a)		1,933	1,939
5.875%, 01/15/24 (a)		8,938	9,143
5.375%, 01/15/23		2,464	2,498
			13,580
Total Corporate Obligations
(Cost $368,689) (000)			367,242

Commercial Paper — 32.3%(c)
Consumer Discretionary – 10.9%
Ford Motor Credit
2.516%, 01/13/20		20,000	19,981
General Motors
2.146%, 01/28/20		8,000	7,984
Keurig
1.953%, 01/13/20		18,000	17,988
Marriot International
1.967%, 02/13/20		10,000	9,974
Royal Caribbean Cruises
2.028%, 01/22/20		20,000	19,974
1.950%, 01/02/20		5,000	5,000
			24,974
			80,901
Consumer Staples – 10.5%
Campbell Soup
2.003%, 01/08/20		10,000	9,996
1.907%, 01/17/20		10,000	9,991
			19,987
Constellation Brands
2.007%, 01/13/20		5,667	5,662
1.987%, 01/15/20		7,933	7,925
			13,587

RiverPark Short Term High Yield Fund December 31, 2019 (Unaudited)

Description	Face Amount (000)†/Shares	Value (000)
JM Smucker
2.001%, 01/06/20	20,000	$19,994
Kellog
1.800%, 01/02/20	5,214	5,213
Walgreens
2.058%, 02/05/20	18,895	18,856
		77,637
Health Care – 0.9%
Boston Scientific
2.026%, 02/04/20	6,700	6,687
Materials – 4.5%
DuPont de Nemours
1.995%, 01/29/20	18,000	17,970
Nutrien
1.997%, 02/10/20	15,159	15,123
		33,093
Technology – 5.5%
Jabil
2.460%, 02/14/20	19,457	19,394
NetApp
2.106%, 02/10/20	10,000	9,976
1.985%, 01/27/20	11,395	11,378
		21,354
		40,748
Total Commercial Paper
(Cost $239,094) (000)		239,066

Convertible Bonds — 2.7%
Industrials – 0.7%
Ship Finance International
5.750%, 10/15/21	4,674	4,991

Materials – 2.0%
Cemex
3.720%, 03/15/20	15,067	15,164

Total Convertible Bonds
(Cost $19,754) (000)		20,155

Common Stock — 0.2%
Financials – 0.2%
Mudrick Capital Acquisition *	100,000	1,025
Gordon Pointe Acquisition *	59,185	624

Total Common Stock
(Cost $1,635) (000)		1,649

Preferred Stock — 0.0%
Financials – 0.0%
Allstate
5.625%	92	2
Total Preferred Stock
(Cost $2) (000)		2

	Face Amount (000)†
Bank Loan Obligations — 8.0%(d)
Communication Services – 3.2%
LSC Communications
7.124%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	6,289	4,019
Zayo Group
3.799%, 01/13/21 (d)	19,702	19,730
		23,749
Energy – 1.4%
Pacific Gas & Electric
4.240%, 12/31/20 (d)	7,500	7,500
3.950%, 12/31/20 (d)	2,500	2,500
		10,000
Information Technology – 0.4%
Internap Corporation, Initial Term Loan, 1st Lien
8.790%, VAR ICE LIBOR USD 3 Month+6.250%, 04/06/22	4,828	2,961

Telecommunications – 3.0%
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), 1st Lien
4.300%, VAR LIBOR+2.500%, 03/08/21	22,105	22,071

Total Bank Loan Obligations
(Cost $63,029) (000)		58,781

Total Investments — 92.8%
(Cost $692,203) (000)		$686,895

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	01/07/20	EUR	21,480	USD	23,890	$(212)
						$(212)

RiverPark Short Term High Yield Fund December 31, 2019 (Unaudited)

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$367,242	$—	$367,242
Commercial Paper	—	239,066	—	239,066
Convertible Bonds	—	20,155	—	20,155
Common Stock	1,649	—	—	1,649
Preferred Stock	2	—	—	2
Bank Loan Obligations	—	58,781	—	58,781
Total Investments in Securities	$1,651	$685,244	$—	$686,895

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards†
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(212)	—	(212)
Total Other Financial Instruments	$—	$(212)	$—	$(212)

†	Forward contracts are valued at the Unrealized Depreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $739,971 (000).

*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2019, these securities amounted to $177,757 or 24.0% of Net Assets.
(b)	Security in default on interest payments.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

EUR— Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

USD — U.S. Dollar

VAR— Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800

RiverPark Long/Short Opportunity Fund December 31, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.3%**
Communication Services – 15.5%
Alphabet, Cl A *	1,559	$2,088
Alphabet, Cl C *	1,564	2,091
Facebook, Cl A *	20,007	4,107
Twitter *	63,145	2,024
Walt Disney	19,879	2,875
		13,185
Consumer Discretionary – 13.5%
adidas ADR	10,895	1,774
Amazon.com *	2,383	4,403
Booking Holdings *	498	1,023
NIKE, Cl B	25,686	2,602
Ulta Beauty *	6,776	1,715
		11,517
Energy – 1.6%
EOG Resources	15,773	1,321

Financials – 7.1%
Blackstone Group, Cl A (a)	76,760	4,294
CME Group, Cl A	8,775	1,761
		6,055
Health Care – 15.8%
Exact Sciences *	29,695	2,746
Illumina *	4,535	1,505
Intuitive Surgical *	3,407	2,014
IQVIA Holdings *	13,844	2,139
SmileDirectClub, Cl A *	211,979	1,853
UnitedHealth Group	10,706	3,147
		13,404
Industrials – 3.7%
CoStar Group *	1,587	949
Northrop Grumman	6,337	2,180
		3,129
Information Technology – 36.0%
Adobe *	8,701	2,870
Apple	10,878	3,194
Autodesk *	1,192	219
Mastercard, Cl A	9,223	2,754
Microsoft	32,907	5,189
Palo Alto Networks *	14,128	3,267
PayPal Holdings *	20,277	2,193
salesforce.com *	16,875	2,745
ServiceNow *	9,623	2,717
Teradata *	41,956	1,123
Twilio, Cl A *	17,258	1,696
Visa, Cl A	14,320	2,691
		30,658
Real Estate – 4.1%
American Tower REIT, Cl A	7,498	1,723
Equinix REIT	2,974	1,736
		3,459
Total Common Stock
(Cost $57,268) (000)		82,728

Total Investments — 97.3%
(Cost $57,268) (000)		$82,728

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,728	$—	$—	$82,728
Total Investments in Securities	$82,728	$—	$—	$82,728

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps*
Unrealized Appreciation	$—	$1,527	$—	$1,527
Unrealized Depreciation	—	(2,114)	—	(2,114)
Total Other Financial Instruments	$—	$(587)	$—	$(587)

*	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

RiverPark Long/Short Opportunity Fund December 31, 2019 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2019 was as follows:

Equity Swap Agreements
Display Name Value	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
3M Company'	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	$(389)	$(438)	$(49)
Activision Blizzard	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	10/21/2020	1,287	1,389	102
Adobe Systems Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	81	93	12
Alphabet Inc-Cl A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	193	219	26
Alphabet Inc-Cl C	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	188	213	25
Amazon.Com Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	231	238	7
Analog Devices Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/25/2020	(378)	(422)	(44)
Autodesk Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	10/28/2020	2,277	2,788	511
Baker Hughes A Ge Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/05/2020	(493)	(573)	(80)
Campbell Soup Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(628)	(673)	(45)
Carvana Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(257)	(335)	(78)
Centurylink Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(465)	(479)	(14)
Cerner Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(742)	(899)	(157)
Cimpress	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(989)	(970)	19
Clorox Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(630)	(620)	10
Coca Cola Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(473)	(484)	(11)
Colgate-Palmolive	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(552)	(526)	26
Core Laboratories	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(514)	(382)	132
Domino'S Pizza Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(878)	(1,076)	(198)
Donaldson Co Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(377)	(423)	(46)
Edgewell Personal	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(493)	(503)	(10)
Facebook	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	161	178	17
Fedex Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/2020	(409)	(389)	20
Five Below	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	10/28/2020	1,976	1,948	(28)
Gartner Inc.	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/04/2020	(584)	(616)	(32)
General Mills Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(661)	(657)	4
Godaddy Inc - Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	01/14/2021	(419)	(418)	1
Graco Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/13/2020	(379)	(430)	(51)
Grubhub Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/20/2020	(683)	(616)	67
Halliburton Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(794)	(793)	1
Harley-Davidson Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/07/2020	(1,297)	(1,289)	8
Helmerich & Payne	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(472)	(414)	58
Hershey Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(521)	(493)	28
Idex Corporation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(408)	(432)	(24)
Illumina Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	01/13/2021	(645)	(628)	17
International Business Machines	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(1,294)	(1,234)	60
Iron Mountain Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(948)	(927)	21
J2 Global Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(746)	(784)	(38)
JM Smucker	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(707)	(631)	76
Kellogg Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(720)	(783)	(63)
Keurig Dr Pepper Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(880)	(896)	(16)
Kimberly-Clark	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(761)	(763)	(2)
Kimco Realty	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(545)	(572)	(27)
Kroger	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(599)	(650)	(51)
Lowes Companies Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(985)	(1,073)	(88)
Maxim Integrated Products	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(404)	(437)	(33)
Microsoft Corporation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	263	309	46
Monolithic Power Systems	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(381)	(431)	(50)
Monster Beverage	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/20/2020	(424)	(477)	(53)
National Oilwell Varco	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(710)	(761)	(51)

RiverPark Long/Short Opportunity Fund December 31, 2019 (Unaudited)

Equity Swap Agreements (concluded)
Display Name Value	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Nordstrom Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(735)	(743)	(8)
Patterson-Uti Energy	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(501)	(459)	42
Pepsico Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(407)	(412)	(5)
Polo Ralph Lauren Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/20/2020	(423)	(531)	(108)
Power Integrations I	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(405)	(446)	(41)
Procter & Gamble	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(453)	(459)	(6)
Qualcomm	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(356)	(420)	(64)
Regency Centers Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(585)	(556)	29
Salesforce.Com Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/10/2020	604	655	51
Schlumberger Ltd	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/05/2020	(340)	(435)	(95)
Scotts Miracle-Gro	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/02/2020	(419)	(424)	(5)
Siteone Landscape	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(342)	(422)	(80)
Sl Green Realty Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(360)	(374)	(14)
Snap On Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(376)	(422)	(46)
Sprouts Farmers	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(896)	(827)	69
Texas Instruments	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(416)	(425)	(9)
Tootsie Roll Industries	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	09/02/2020	(441)	(413)	28
Toro Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(380)	(417)	(37)
Trimble Navigation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(912)	(961)	(49)
Twilio Inc Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	01/13/2021	(440)	(429)	11
United Parcel Service	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(422)	(420)	2
Viacom CBS Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	10/07/2020	(437)	(446)	(9)
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(444)	(459)	(15)
Wal Mart Stores Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(826)	(830)	(4)
Watsco Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(383)	(419)	(36)
Williams-Sonoma Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/2021	(590)	(647)	(57)
Wingstop Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(216)	(215)	1
Zillow Group Inc, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(605)	(692)	(87)
							$(587)

Percentages are based on Net Assets of $85,058(000)

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At December 31, 2019, these securities amounted to $4,294 (000) or 5.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

Description		Face Amount (000)†	Value (000)
Schedule of Investments
Corporate Obligations — 55.5%
Communication Services – 8.6%
Comcast
2.349%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/21		240	$241
2.239%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/20		480	481
CSC Holdings
5.375%, 07/15/23 (a)		5,200	5,341
Lee Enterprises
9.500%, 03/15/22 (a)		4,905	4,576
Level 3 Financing
3.400%, 03/01/27 (a)		425	428
Linkem
7.000%, VAR Euribor 3 Month+7.000%, 08/09/22 (a)	EUR	8,896	9,983
Sirius XM Radio
5.000%, 08/01/27 (a)		2,077	2,195
			23,245
Consumer Discretionary – 14.9%
Arrow Bidco
9.500%, 03/15/24 (a)		103	99
Diamond Sports Group
5.375%, 08/15/26 (a)		1,385	1,404
Dollar Tree
2.702%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20		6,500	6,501
Ford Motor Credit
2.677%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20 (b)		4,828	4,831
Georg Jensen
6.000%, VAR Euribor 3 Month+6.000%, 05/15/23	EUR	500	558
Jacktel
10.000%, 12/04/23 (a)		1,700	1,377
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month+7.500%, 07/26/23	EUR	2,321	2,655
Nexteer Automotive Group
5.875%, 11/15/21 (a)		2,405	2,447
Reynolds Group Issuer
5.750%, 10/15/20		8,224	8,244
SB Holdco
8.000%, VAR Euribor 3 Month+8.000%, 07/13/22	EUR	1,900	2,131
Silversea Cruise Finance
7.250%, 02/01/25 (a)		6,500	6,893
Tapestry
4.250%, 04/01/25 (b)		2,935	3,109
			40,249
Consumer Staples – 1.8%
Cott Holdings
5.500%, 04/01/25 (a)		3,692	3,866
Fresh Market
9.750%, 05/01/23 (a)		2,020	1,030
			4,896
Energy – 7.3%
CITGO Petroleum
6.250%, 08/15/22 (a)		2,960	3,008
EP Energy
7.750%, 05/15/26 (a) (c)		2,821	2,025
Golar LNG Partners
6.299%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20		1,000	994
Pacific Gas & Electric
3.500%, 10/01/20 (c)		5,635	5,655
Sanjel Corporation
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d)		101	—
0.000%, 12/31/49 (a) (c) (d) (e) (f)		2,700	—
0.000%, 12/31/49 (a) (c) (d)		101	—
SESI
7.750%, 09/15/24		2,360	1,576
7.125%, 12/15/21		2,123	1,816
Vantage Drilling International
9.250%, 11/15/23 (a)		3,676	3,586
W&T Offshore
9.750%, 11/01/23 (a)		1,213	1,160
			19,820
Financials – 0.0%
Toll Road Investors Partnership II MBIA Insurance Corp
6.936%, 02/15/45 (a) (d)		704	185

Health Care – 0.1%
Bayer US Finance II
2.577%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/21 (a)		255	256

Industrials – 16.9%
America West Airlines Pass-Through Trust, Ser 2000-1 Ambac Assurance Corp
8.057%, 07/02/20		190	196
American Airlines Group
4.625%, 03/01/20 (a)		5,656	5,675
Borealis Finance
7.500%, 11/16/22 (a)		4,896	4,518

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

Description		Face Amount (000)†	Value (000)
Chembulk Holding
8.000%, 02/02/23 (a)		400	$356
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		305	312
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2 Ambac Assurance Corp
6.236%, 03/15/20		23	23
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22		534	562
Euronav Luxembourg
7.500%, 05/31/22 (a)		200	207
Foxtrot Escrow Issuer
12.250%, 11/15/26 (a)		2,548	2,658
HC2 Holdings
11.500%, 12/01/21 (a)		2,059	1,920
Icahn Enterprises
6.250%, 05/15/26		2,793	2,980
5.250%, 05/15/27 (a)		2,427	2,488
LSC Communications
8.750%, 10/15/23 (a)		2,786	1,513
MPC Container Ships Invest BV
6.678%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22		2,600	2,563
Mueller Industries
6.000%, 03/01/27 (b)		8,128	8,344
Stolt-Nielsen
6.375%, 09/21/22		3,700	3,811
Triumph Group
7.750%, 08/15/25		1,055	1,103
6.250%, 09/15/24 (a)		822	866
Welbilt
9.500%, 02/15/24		5,203	5,530
			45,625
Information Technology – 3.2%
CentralNic Group
7.000%, VAR Euribor 3 Month+7.000%, 07/03/23	EUR	1,325	1,527
Trimble
4.750%, 12/01/24		4,099	4,431
4.150%, 06/15/23		2,543	2,682
			8,640
Materials – 2.0%
Alcoa Nederland Holding BV
6.750%, 09/30/24 (a)		3,347	3,530
Ferroglobe
9.375%, 03/01/22 (a)		638	397
NOVA Chemicals
5.250%, 06/01/27 (a)		1,582	1,628
			5,555

		Face Amount (000)†/Shares
Real Estate – 0.7%
Five Point Operating
7.875%, 11/15/25 (a)		1,813	1,831

Total Corporate Obligations
(Cost $154,692) (000)			150,302

Commercial Paper — 13.0%(d)
Consumer Discretionary – 7.9%
Ford Motor Credit
2.516%, 01/13/20		3,241	3,238
General Motors Financial
2.157%, 01/09/20		5,398	5,395
Marriot International
1.834%, 01/03/20		5,046	5,045
Royal Carribean Cruises
2.261%, 01/06/20		7,697	7,694
			21,372
Consumer Staples – 5.1%
JM Smucker
2.001%, 01/06/20		6,784	6,782
Walgreens
2.058%, 02/05/20		7,050	7,036
			13,818
Total Commercial Paper
(Cost $35,192) (000)			35,190

Common Stock — 3.9%
Consumer Discretionary – 1.1%
Appvion (e) (f)		305,017	3,019

Financials – 2.2%
Alpine Income Property Trust		61,118	1,163
AMCI Acquisition, Cl A *		56,920	576
Consolidated-Tomoka Land		6,112	369
Landcadia Holdings II, Cl A *		53,500	528
Schultze Special Purpose Acquisition *		177,120	1,796
Tuscan Holdings II *		69,250	683
VectoIQ Acquisition *		71,150	734
			5,849
Industrials – 0.0%
HC2 Holdings *		10,149	22

Materials – 0.6%
RA Parent (e)		56	1,697

Total Common Stock
(Cost $12,662) (000)			10,587

Convertible Bonds — 1.5%
Communication Services – 0.2%
Liberty Media
2.750%, 12/01/49 (a)		407	428

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

Description	Face Amount (000)†	Value (000)
Consumer Discretionary – 0.2%
WildBrain
5.875%, 09/30/24 (a)	CAD 825	$522

Industrials – 1.1%
HC2 Holdings
7.500%, 06/01/22 (a)	1,232	853
Macquarie Infrastructure
2.000%, 10/01/23	425	407
Ship Finance International
5.750%, 10/15/21	1,622	1,732
		2,992
Total Convertible Bonds
(Cost $3,849) (000)		3,942

Trade Claims — 1.1%
Utilities – 1.1%
Pacific Gas & Electric(e) (f)	3,006	2,866
		2,866
Total Trade Claims
(Cost $2,585) (000)

Warrant — 0.0%
Financials – 0.0%
Tuscan Holdings II*	34,625	16
Total Warrant
(Cost $17) (000)		16

Bank Loan Obligations — 20.2%(g)
Communication Services – 1.3%
Lee Enterprises
12.000%, 12/15/22	2,396	2,373
LSC Communications
7.124%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	1,966	1,256
		3,629
Consumer Discretionary – 2.4%
Appvion
8.100%, VAR LIBOR USD 1 Month+6.000%, 06/12/26	1,316	1,316
Monitronics International
8.299%, 03/29/24	1,200	1,012
Town Sports International
5.299%, VAR LIBOR USD 1 Month+3.500%, 11/15/20	1,093	805
Trico Group, LLC, Tranche B-2 Term Loan, 1st Lien
8.945%, VAR LIBOR+7.000%, 02/02/24	3,535	3,497
		6,630
Consumer Staples – 0.6%
BI-LO
10.130%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	565	519
9.894%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	592	545
9.850%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	574	528
		1,592
Energy – 3.8%
Crestwood Holdings LLC, Term Loan, 1st Lien
9.270%, VAR LIBOR+7.500%, 02/28/23	4,449	4,128
Fieldwood Energy LLC, Closing Date Loan
7.177%, VAR LIBOR+5.250%, 04/11/22	5,879	4,892
McDermott International, Inc., Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 05/12/25 (c)	2,273	1,324
		10,344
Health Care – 1.4%
General Nutrition Centers
8.710%, VAR LIBOR USD 1 Month+7.000%, 12/31/22	1,701	1,695
Young Innovations
5.945%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	2,286	2,126
		3,821
Industrials – 1.1%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
10.195%, VAR LIBOR+8.250%, 09/25/24	2,908	2,916

Information Technology – 2.9%
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
3.800%, VAR LIBOR+2.000%, 09/12/25	4,419	4,446
Internap Corporation, Initial Term Loan, 1st Lien
8.790%, VAR ICE LIBOR USD 3 Month+6.250%, 04/06/22	5,403	3,314
		7,760
Materials – 0.4%
Real Alloy Holding
11.945%, 12/31/49 (e) (g)	1,133	1,133

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

Description	Face Amount (000)†	Value (000)
Retail Stores – 0.9%
Production Resource Group, L.L.C., Term Loan, 1st Lien
8.900%, VAR LIBOR+7.000%, 08/21/24	2,550	$2,397

Telecommunications – 5.4%
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), 1st Lien
4.300%, VAR LIBOR+2.500%, 03/08/21	8,285	8,272
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
9.750%, VAR Prime Rate by Country+5.000%, 03/29/21	6,584	6,289
		14,561
Total Bank Loan Obligations
(Cost $60,188) (000)		54,783

Total Investments — 95.2%
(Cost $269,185) (000)		$257,686

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (3.5)%
Communication Services – (0.8)%
AT&T
4.250%, 03/01/27	(2,000)	(2,198)

Consumer Staples – (1.2)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,227)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(2,002)
		(3,229)
Financials – (0.5)%
SoftBank Group
4.750%, 09/19/24	(1,396)	(1,417)

Health Care – (0.7)%
DaVita
5.125%, 07/15/24	(1,182)	(1,214)
McKesson
3.950%, 02/16/28	(660)	(705)
		(1,919)
Materials – (0.3)%
BASF
0.875%, 11/15/27	(676)	(797)

Total Corporate Obligations
(Proceeds $8,989) (000)		(9,560)

Description	Shares	Value (000)
Exchange-Traded Fund — (0.3)%
iShares iBoxx High Yield Corporate Bond ETF	(10,111)	$(889)
Total Exchange-Traded Fund
(Proceeds $882) (000)		(889)

Common Stock — (0.1)%
Industrials – (0.1)%
HC2 Holdings	(92,143)	(200)
Total Common Stock
(Proceeds $207) (000)		(200)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $10,078) (000)		$(10,649)
Purchased Option — 0.0%(h)
(Cost $7) (000)		5
Written Option — 0.0%(h)
(Premiums Received $6) (000)		(3)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/07/20	USD	726	SEK	6,796	$—
Brown Brothers Harriman	01/07/20	USD	301	EUR	270	2
Brown Brothers Harriman	01/07/20	EUR	15,344	USD	17,066	(151)
Brown Brothers Harriman	01/07/20	SEK	6,796	USD	717	(9)
Brown Brothers Harriman	01/07/20	CAD	685	USD	520	(7)
						$(165)

A list of the open option contracts held by the Fund at December 31, 2019 was as follows (000):

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTION — 0.0%
Put Options
Crestwood Equity Partners*	120	373	$25.00	04/18/20	5
Total Purchased Option
(Cost $7) ($ Thousands)		373			5
WRITTEN OPTION — 0.0%
Call Options
Crestwood Equity Partners*	(60)	(186)	35.00	04/18/20	(3)
Total Written Option
(Premiums Received $6) ($ Thousands)		(186)			(3)

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

The following is a list of the inputs used as of December 31, 2019 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$150,302	$—	$150,302
Commercial Paper	—	35,190	—	35,190
Common Stock	5,871	—	4,716	10,587
Convertible Bonds	—	3,942	—	3,942
Trade Claims	—	—	2,866	2,866
Warrant	—	16	—	16
Bank Loan Obligations	—	53,650	1,133	54,783
Total Investments in Securities	$5,871	$243,101	$8,715	$257,686

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(9,560)	$—	$(9,560)
Exchange-Traded Fund	(889)	—	—	(889)
Common Stock	(200)	—	—	(200)
Total Securities Sold Short, Not Yet Purchased	$(1,089)	$(9,560)	$—	$(10,649)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5	$—	$—	$5
Written Options	(3)	—	—	(3)
Forwards**	—	—	—	—
Unrealized Appreciation	—	2	—	2
Unrealized Depreciation	—	(167)	—	(167)
Total Other Financial Instruments	$2	$(165)	$—	$(163)

**	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Trade Claims	Bank Loan Obligations	Total
Beginning balance as of October 1, 2019	$4,882	$2,601	$1,133	$8,616
Change in unrealized appreciation/ (depreciation)	(166)	284	—	118
Purchases	—	—	—	—
Sales	—	(19)	—	(19)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Ending balance as of December 31, 2019	$4,716	$2,866	$1,133	$8,715
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(166)	$284	$—	$118

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Assets	Fair Value at December 31, 2019	Valuation Technique	Unobservable Inputs	Range
Common Stock Appvion	$3,019	Multiples and Comparables Methods	4.6x $38mm in EBITDA (total enterprise value) less net debt of $86.9mm on 9mm shares outstanding	4.7x-12.2x multiple of EBITDA on comparable companies together with $38.0mm-$46.3mm in EBITDA for the company; $86.6mm-$86.9mm of net debt
Common Stock RA Parent	$1,697	Multiples and Comparables Methods	5.4x $46.3mm in EBITDA (total enterprise value) less debt of $118.1mm plus $20.6mm in cash on 5,000 shares outstanding	5.0x-9.0x multiple of EBITDA on comparable companies together with $46.3mm-$57.9mm in EBITDA for the company

RiverPark Strategic Income Fund December 31, 2019 (Unaudited)

Assets	Fair Value at December 31, 2019	Valuation Technique	Unobservable Inputs	Range
Trade Claims Pacific Gas & Electric	$2,866	Discounted Cash Flow	The Company's shortest public bond maturity, 3.5% notes due 10/1/20, were priced just above par as of 12/31/19. A 5 point discount was applied to these near-term notes to arrive at the valuation for these trade claims. The market capitalization of equity as of the same date was $5.8bn.
Bank Loan Obligations Real Alloy Holding	$1,133	Multiple Methods	Low level of leverage and coupon of Libor+ 10% (totaling approximately 12% as of 12/31/19); loan callable at 100.00 with a minimum of 10 days' notice	1.7x-2.0x net leverage coupled with $46.3mm-$57.9mm in EBITDA for the company

Percentages are based on Net Assets of $270,480(000).

*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2019, these securities amounted to $79,246 or 29.3% of Net Assets.
(b)	This security or partial position of this security has been committed as collateral for open short positions. The aggregate market value of the collateral as of December 31, 2019 was $16,284.
(c)	Security in default on interest payments.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $– ($ Thousands) and represented —% of Net Assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)	Refer to table below for details on Options Contracts.

CAD — Canadian Dollar

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MBIA — Municipal Bond Insurance Association

SEK — Swedish Krona

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800

RiverPark Floating Rate CMBS Fund December 31, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 98.8%
Non-Agency Mortgage-Backed Obligation – 98.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
4.567%, VAR ICE LIBOR USD 1 Month+2.827%, 09/15/34 (a)	$17,000	$17,047
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl E
3.859%, VAR ICE LIBOR USD 1 Month+2.119%, 09/15/34 (a)	5,125	5,135
Austin Fairmont Hotel Trust, Ser 2019-FAIR, Cl F
4.540%, VAR ICE LIBOR USD 1 Month+2.800%, 09/15/32 (a)	12,000	11,992
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
4.177%, VAR ICE LIBOR USD 1 Month+2.437%, 03/15/37 (a)	3,000	3,000
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
3.854%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31 (a)	7,278	7,241
BF Mortgage Trust, Ser 2018-NYT, Cl E
4.240%, VAR ICE LIBOR USD 1 Month+2.500%, 11/15/35 (a)	12,000	12,049
BFLD, Ser 2019-DPLO, Cl F
4.280%, VAR ICE LIBOR USD 1 Month+2.540%, 10/15/34 (a)	11,500	11,482
BX Commercial Mortgage Trust, Ser 2019-XL, Cl J
4.390%, VAR ICE LIBOR USD 1 Month+2.650%, 10/15/36 (a)	9,330	9,345
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl F
4.211%, VAR ICE LIBOR USD 1 Month+2.471%, 03/15/37 (a)	12,000	11,997
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
3.790%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35 (a)	11,200	11,228
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
4.040%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36 (a)	12,430	12,441
BX Trust, Ser 2019-ATL, Cl F
4.476%, VAR ICE LIBOR USD 1 Month+2.737%, 10/15/36 (a)	3,000	3,011
BX Trust, Ser 2018-GW, Cl F
4.160%, VAR ICE LIBOR USD 1 Month+2.420%, 05/15/35 (a)	4,155	4,168
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
4.990%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37 (a)	12,000	12,072
CG Commercial Mortgage Trust, Ser 2019-SST2, Cl F
4.240%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36 (a)	2,750	2,756
CLNY Trust, Ser 2019-IKPR, Cl E
4.461%, VAR ICE LIBOR USD 1 Month+2.721%, 11/15/38 (a)	10,000	9,906
Commercial Pass-Thru Mortgage Trust, Ser 2018-HCLV, Cl E
4.240%, VAR ICE LIBOR USD 1 Month+2.500%, 09/15/33 (a)	5,000	5,002
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
4.390%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36 (a)	8,000	8,020
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl E
3.890%, VAR ICE LIBOR USD 1 Month+2.150%, 05/15/36 (a)	7,000	7,011
DBGS Mortgage Trust, Ser 2018-5BP, Cl E
3.640%, VAR ICE LIBOR USD 1 Month+1.900%, 06/15/33 (a)	10,000	9,951
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl E
4.290%, VAR ICE LIBOR USD 1 Month+2.550%, 11/15/32 (a)	12,000	12,030
GS Mortgage Securities Trust, Ser 2019-SOHO, Cl E
3.614%, VAR ICE LIBOR USD 1 Month+1.875%, 06/15/36 (a)	9,000	8,981
GS Mortgage Securities Trust, Ser 2018-HULA, Cl D
3.540%, VAR ICE LIBOR USD 1 Month+1.800%, 07/15/25 (a)	5,919	5,912
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
3.899%, VAR ICE LIBOR USD 1 Month+2.160%, 05/15/38 (a)	6,000	5,989
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.750%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/35 (a)	9,500	9,506
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl E
4.740%, VAR ICE LIBOR USD 1 Month+3.000%, 06/15/35 (a)	8,102	8,118
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl E
3.900%, VAR ICE LIBOR USD 1 Month+2.160%, 07/15/36 (a)	9,700	9,712
Morgan Stanley Capital I Trust, Ser 2019-PLND, Cl G
5.390%, VAR ICE LIBOR USD 1 Month+3.650%, 05/15/36 (a)	15,000	15,000

RiverPark Floating Rate CMBS Fund December 31, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl E
3.790%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/33 (a)	$6,250	$6,238
Stonemont Portfolio Trust, Ser 2017-MONT, Cl E
4.515%, VAR ICE LIBOR USD 1 Month+2.750%, 08/20/30 (a)	1,743	1,743
Total Commercial Mortgage-Backed Securities
(Cost $258,434) (000)		258,083

Total Investments — 98.8%
(Cost $258,434) (000)		$258,083

As of December 31, 2019, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $261,330 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2019, these securities amounted to $258,083 or 98.8% of Net Assets.

Cl — Class

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1800